Segmented Information - Schedule of Segment Information for Reporting Segments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total sales		$ 42,797	$ 37,840
External sales		42,797	37,840
Adjusted EBIT		2,238	1,708
Depreciation		1,436	1,373
Equity income		(112)	(89)
Net assets		32,255	27,789
Goodwill		2,767	2,031	$ 2,122
Fixed assets, net		9,618	8,173
Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Goodwill		452	448	471
Power & Vision [Member]
Segment Reporting Information [Line Items]
Goodwill		1,928	1,198	1,269
Seating Systems [Member]
Segment Reporting Information [Line Items]
Goodwill		258	260	270
Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Goodwill		109	105	$ 112
Operating Segments [Member]
Segment Reporting Information [Line Items]
Total sales		42,797	37,840
Net assets		19,007	16,083
Investments		1,273	1,429
Goodwill		2,767	2,031
Fixed assets, net		9,619	8,173
Fixed asset additions		2,500	1,681
Operating Segments [Member] | Body Exteriors & Structures [Member]
Segment Reporting Information [Line Items]
Total sales		17,511	16,004
External sales		17,199	15,763
Adjusted EBIT		1,304	852
Depreciation		716	697
Equity income		4	10
Net assets		8,147	7,168
Investments		2	6
Goodwill		452	448
Fixed assets, net		5,569	4,557
Fixed asset additions		1,638	928
Operating Segments [Member] | Power & Vision [Member]
Segment Reporting Information [Line Items]
Total sales		14,305	11,861
External sales		14,052	11,636
Adjusted EBIT		668	502
Depreciation		510	473
Equity income		(107)	(77)
Net assets		7,880	6,104
Investments		696	728
Goodwill		1,929	1,198
Fixed assets, net		2,991	2,569
Fixed asset additions		664	544
Operating Segments [Member] | Seating Systems [Member]
Segment Reporting Information [Line Items]
Total sales		6,047	5,269
External sales		6,027	5,252
Adjusted EBIT		218	104
Depreciation		89	79
Equity income		(3)	(15)
Net assets		1,340	1,377
Investments		172	143
Goodwill		257	260
Fixed assets, net		506	486
Fixed asset additions		108	101
Operating Segments [Member] | Complete Vehicles [Member]
Segment Reporting Information [Line Items]
Total sales		5,538	5,221
External sales		5,502	5,180
Adjusted EBIT		124	235
Depreciation		100	107
Equity income		(8)	(10)
Net assets		574	632
Investments		100	95
Goodwill		109	105
Fixed assets, net		453	471
Fixed asset additions		65	94
Operating Segments [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total sales	[1]	(604)	(515)
External sales	[1]	17	9
Adjusted EBIT	[1]	(76)	15
Depreciation	[1]	21	17
Equity income	[1]	2	3
Net assets		1,066	802
Investments		303	457
Goodwill		20	20
Fixed assets, net		100	90
Fixed asset additions		$ 25	$ 14

[1]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.